LEASES	12 Months Ended
Dec. 31, 2024
LEASES
LEASES

NOTE 16: LEASES

The Company has operating and finance leases for its corporate offices, call centers and vehicles. The following table provides a summary of the components of lease costs, which are included within cost of revenue and selling, general and administrative on the accompanying consolidated statements of operations and comprehensive loss, for the years ended December 31:

	2024	2023
Operating lease costs	$172,974	$168,995
Short-term lease costs	181,718	209,102
Finance lease costs
Amortization of ROU assets	121,457	118,851
Interest on lease liabilities	19,000	18,956
Total lease costs	$495,149	$515,904

The following table provides the weighted-average lease terms and discount rates for the Company’s operating and finance leases at December 31:

	December 31, 2024	December 27, 2024 (issuance)
Weighted-average remaining lease term (in years)
Operating leases	2.5 years	2.52 years
Finance leases	1.7 years	2.55 years
Weighted-average discount rate
Operating leases	14.2%	8.0%
Finance leases	8.0%	8.0%

The following tables provides a summary of lease liability maturities as of December 31, 2024:

	Finance
	Leases	Operating Leases	Total
2025	$113,506	$143,412	$256,918
2026	62,634	86,291	148,925
2027	33,814	64,744	98,558
Total undiscounted lease payments	209,954	294,447	504,401
Less: imputed interest	(14,836)	(42,088)	(56,924)
Total lease liabilities	$195,118	$252,359	$447,477